Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Series A Common and Common shares	Additional paid-in capital	Treasury shares	Retained earnings	Total U.S. Cellular shareholders' equity	Noncontrolling interests
Beginning balance at Dec. 31, 2015	$ 3,571	$ 88	$ 1,497	$ (157)	$ 2,133	$ 3,561	$ 10
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to U.S. Cellular shareholders	48				48	48
Net income attributable to noncontrolling interests classified as equity	2					0	2
Repurchase of Common Shares	(5)			(5)		(5)
Incentive and compensation plans	5			26	(21)	5
Stock-based compensation awards	25		25			25
Distributions to noncontrolling interests	(1)					0	(1)
Ending balance at Dec. 31, 2016	3,645	88	1,522	(136)	2,160	3,634	11
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to U.S. Cellular shareholders	12				12	12
Net income attributable to noncontrolling interests classified as equity	3					0	3
Incentive and compensation plans	1			16	(15)	1
Stock-based compensation awards	30		30			30
Distributions to noncontrolling interests	(4)					0	(4)
Ending balance at Dec. 31, 2017	3,687	88	1,552	(120)	2,157	3,677	10
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of accounting change	176				175	175	1
Net income attributable to U.S. Cellular shareholders	150				150	150
Net income attributable to noncontrolling interests classified as equity	2					0	2
Incentive and compensation plans	18		1	55	(38)	18
Stock-based compensation awards	37		37			37
Distributions to noncontrolling interests	(3)					0	(3)
Ending balance at Dec. 31, 2018	$ 4,067	$ 88	$ 1,590	$ (65)	$ 2,444	$ 4,057	$ 10